SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2019
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net	Research and development, net:

	Year Ended December 31,
	2019	2018	2017
Total costs	$232,118	$218,226	$211,406
Less - grants and participations	(2,556)	(2,171)	(2,363)
Less - capitalization of software development costs	(35,844)	(32,225)	(27,936)

	$193,718	$183,830	$181,107

Schedule of Financial Income (Expenses) and Other, Net	Financial expenses and other, net:

	Year Ended December 31,
	2019	2018	2017
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$16,678	$7,521	$2,537
Exchange rates differences	—	—	241
Realized gain on marketable securities	—	—	—
Interest	3,855	3,778	1,149

	20,533	11,299	3,927
Financial expenses:
Interest	(11,683)	(11,204)	(9,580)
Debt issuance costs amortization	(2,083)	(1,813)	(6,943)
Exchangeable Senior Notes amortization of discount	(7,153)	(6,855)	(6,278)
Exchange rates differences	(1,832)	(430)	—
Other	(2,186)	(1,936)	(1,518)

	(24,937)	(22,238)	(24,319)

Other expenses, net	(40)	38	(19)

	$(4,444)	$(10,901)	$(20,411)

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2019	2018	2017
Net income to ordinary shareholders	$185,904	$159,338	$143,291
2.Denominator (in thousands):

	Year Ended December 31,
	2019	2018	2017
Denominator for basic net earnings per share:
Weighted average number of shares	62,120	61,387	60,444
Effect of dilutive securities:
Add - employee stock options and RSU	1,682	1,785	1,675
Warrants issued in the exchangeable notes transaction	859	137	—

Denominator for diluted net earnings per share - adjusted weighted average shares	$64,661	$63,309	$62,119